Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2015 Portfolio
September 30, 2021
VIPF2015-NPRT3-1121
1.822346.116
Domestic Equity Funds - 19.7%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	60,472	3,220,131
VIP Equity-Income Portfolio Initial Class (a)	125,507	3,364,838
VIP Growth & Income Portfolio Initial Class (a)	151,055	3,833,781
VIP Growth Portfolio Initial Class (a)	31,952	3,306,751
VIP Mid Cap Portfolio Initial Class (a)	20,844	931,725
VIP Value Portfolio Initial Class (a)	129,486	2,465,415
VIP Value Strategies Portfolio Initial Class (a)	72,884	1,202,588
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,555,448)		18,325,229

International Equity Funds - 22.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	628,524	8,749,056
VIP Overseas Portfolio Initial Class (a)	416,821	12,046,120
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,044,247)		20,795,176

Bond Funds - 47.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	793,318	9,067,624
Fidelity International Bond Index Fund (a)	67,812	680,150
Fidelity Long-Term Treasury Bond Index Fund (a)	182,222	2,640,403
VIP High Income Portfolio Initial Class (a)	340,804	1,864,196
VIP Investment Grade Bond Portfolio Initial Class (a)	2,153,696	29,677,933
TOTAL BOND FUNDS (Cost $40,009,499)		43,930,306

Short-Term Funds - 10.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $9,954,801)	9,954,801	9,954,801

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $68,563,995)	93,005,512
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,423)
NET ASSETS - 100.0%	92,996,089

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	8,304,718	3,023,135	2,535,425	296	19,291	255,905	9,067,624
Fidelity International Bond Index Fund	-	691,959	8,007	-	(36)	(3,766)	680,150
Fidelity Long-Term Treasury Bond Index Fund	2,282,752	1,652,064	1,096,736	49,591	(59,986)	(137,691)	2,640,403
VIP Contrafund Portfolio Initial Class	3,601,690	891,292	1,620,610	169,713	411,889	(64,130)	3,220,131
VIP Emerging Markets Portfolio Initial Class	10,582,173	3,085,633	4,501,572	414,097	561,794	(978,972)	8,749,056
VIP Equity-Income Portfolio Initial Class	3,801,195	942,322	1,810,525	124,775	212,444	219,402	3,364,838
VIP Government Money Market Portfolio Initial Class 0.01%	12,022,658	3,053,520	5,121,377	850	-	-	9,954,801
VIP Growth & Income Portfolio Initial Class	4,329,594	1,102,274	2,147,314	130,192	467,203	82,024	3,833,781
VIP Growth Portfolio Initial Class	3,669,953	1,185,534	1,574,731	431,019	395,895	(369,900)	3,306,751
VIP High Income Portfolio Initial Class	1,980,531	408,474	580,837	16,183	3,560	52,468	1,864,196
VIP Investment Grade Bond Portfolio Initial Class	31,821,686	8,504,566	9,947,529	463,837	(124,266)	(576,524)	29,677,933
VIP Mid Cap Portfolio Initial Class	1,049,803	209,768	479,842	3,946	106,780	45,216	931,725
VIP Overseas Portfolio Initial Class	11,481,288	4,101,962	4,499,669	344,522	591,633	370,906	12,046,120
VIP Value Portfolio Initial Class	2,780,278	604,697	1,423,320	6,694	394,189	109,571	2,465,415
VIP Value Strategies Portfolio Initial Class	1,360,234	283,092	714,031	2,212	213,848	59,445	1,202,588
	99,068,553	29,740,292	38,061,525	2,157,927	3,194,238	(936,046)	93,005,512

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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